Significant events for the year ended December 31, 2024 and the nine-month period ended September 30, 2025 and subsequent events	9 Months Ended
Sep. 30, 2025
Accounting Principles [Abstract]
Significant events for the year ended December 31, 2024 and the nine-month period ended September 30, 2025 and subsequent events	Significant events for the year ended December 31, 2024 and the nine-month period ended September 30, 2025 and subsequent events
Note 3.1. For the year ended December 31, 2024
Changes in management – February-December 2024
On February 7, 2024, the Group announced the appointment of Ana Sharma as Vice President, Global Head of Quality. Ms. Sharma
left the Group in November 2024.
On April 2, 2024, the Group announced the appointment of Camilla Soenderby as Independent Board Member and also a member of the Appointments and Compensation Committee. Ms. Soenderby replaces Santé Holdings S.R.L., represented by Mr. Paolo Rampulla, who will continue to contribute to the work of the Board of Directors as an observer alongside Mr. Maurizio PetitBon from Kreos
Capital/Blackrock.
In July 2024, the Group announced the appointment of Sylvie Grégoire as Independent Board Member, Chairman of the Board and also a member of the Audit Committee. Ms. Grégoire replaces Ms. Brosgart as Director, Mr. de Garidel as Chairman, and Mr. Hong as
member of the Audit Committee. As the Group entered into the final stages of the ABTECT program and prepared to commence the
Phase 2b ENHANCE-CD trial, Dr. Fabio Cataldi was appointed as Chief Medical Officer, taking over from Dr. Sheldon Sloan, MD,
M Bioethics. Additionally, David Zhang, Ph.D joined the Group as Chief Strategy Officer. Dr. Zhang has internal responsibility for
Biometrics, Quality, HEOR and Regulatory. Finally, the Group also announced that Chief Commercial Officer Michael Ferguson has left the organization to pursue other opportunities.
On November 13, 2024, the Group announced the appointment of Mark Stenhouse as Board Observer & Advisor to the Group.
On December 23, 2024, the Group announced the resignation of Dr. Philippe Pouletty, representative of Truffle Capital, as director of the Group, effective on December 31, 2024.
Share-based compensation plans – February-September 2024
In February, March, May, July and September 2024, the Group issued seven free-share compensation plans to certain of its officers and employees, representing a maximum of 1,946,125 shares in the aggregate, the vesting of which is subject to the following service condition: 50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date (with the exception of the 20,000 2024-6 AGAs, whose vesting conditions are set forth in Note 14).
In March 2024, the Group granted its independent Board members the right to subscribe up to 77,820 share warrants (BSA) in the aggregate, the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on each anniversary date. All the BSAs have been subscribed.
The detailed terms and conditions and the accounting treatment of these plans are presented in Note 14 to the annual consolidated financial statements of the Group as of December 31, 2024 accompanying the Group’s annual report on Form 20-F for the year ended
December 31, 2024 filed with the Securities and Exchange Commission on March 24, 2025 (the “Annual Report”).
Drawdown of Tranches B and C of the Kreos / Claret Financing – March-June 2024
On March 28, 2024 and June 21, 2024, the Group drew down €25 million related to tranche B and €25 million related to tranche C of senior secured non-convertible bonds from the Kreos / Claret Financing.  These second and third tranches each consist of 25,000,000 senior secured non-convertible bonds with a par value of €1.00 each, that will not be listed on any market.
The detailed characteristics of these bond loans and their accounting treatments are set forth in Note 15.1 to the annual consolidated financial statements of the Group as of December 31, 2024 accompanying the Group’s Annual Report.
Bpifrance RNP-VIR and Carena conditional advances – June 2024
In June 2024, the Group and Bpifrance renegotiated the RNP-VIR and CARENA conditional advances:
•Under the RNP-VIR contract, the Group was eligible to receive up to €6.3 million in conditional advances to further develop methods for the discovery of new molecules for the treatment of viral infectious diseases through the development of the
“Modulation of RNA biogenesis” platform. Between September 2017 and November 2019, the Group had received repayable conditional advances amounting €4,032 thousands and subsidies amounting to €1,123 thousand in relation to the RNP-VIR project.
In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure. Bpifrance claimed the reimbursement of €1,241 thousand corresponding to overpayments of conditional advances and subsidies (for which the
Group had not incurred the corresponding R&D expenses) and agreed to waive 60% of the remaining advances of
€2,945 thousand and accrued interests, which resulted in a subsidy income of €1,872 thousand in the aggregate (see Note 18).
The outstanding amount was fully repaid by the Group during the last quarter of 2024.
•Under the CARENA agreement, the Group was eligible to receive up to €3,840 thousand to develop a therapeutic HIV treatment program with ABX464. Between December 2013 and June 2016, the Group had received repayable conditional advances amounting €2,187.
In June 2024, the Group and Bpifrance agreed to terminate the project due to technical failure. Bpifrance granted an additional amount of €1,068 thousand payable to the Group to reimburse additional expenses incurred as part of the project, and agreed to waive 60% of the remaining conditional advance of €3,255 thousand and accrued interests, which resulted in a subsidy income of €2,251 thousand in the aggregate (see Note 18). The outstanding amount was fully repaid by the Group during the last quarter of 2024.
Establishment of an At-the-Market ("ATM") Program on Nasdaq - November 2024
On November 19, 2024, the Group announced the implementation of an At-The-Market program (“ATM Program”) allowing the
Group to issue and sell, including with unsolicited investors who have expressed an interest, ordinary shares in the form of ADSs, each ADS representing one ordinary share, nominal value €0.01 per share, of the Group, with aggregate gross sales proceeds of up to
$150,000 thousand (subject to French regulatory limits and within the limits of the investors’ requests expressed in the context of the program), from time to time, pursuant to the terms of an equity distribution agreement with Piper Sandler & Co. (“Piper Sandler”), acting as sales agent. The timing of any issuances in the form of ADSs will depend on a variety of factors. The ATM Program will be effective until terminated in accordance with the equity distribution agreement or if ADSs representing the maximum gross sales proceeds have been sold thereunder. To the extent that ADSs are sold pursuant to the ATM Program, the Group currently intends to use the net proceeds (after deduction of fees and expenses), if any, of sales of ADSs issued under the ATM Program primarily to fund the research and development of the Group's product candidates, for working capital and general corporate purposes, at its discretion.
A shelf registration statement on Form F-3, including a base prospectus relating to the Group's securities and an equity distribution agreement prospectus relating to the ATM Program, was filed with the SEC and went into effect during 2024. The base prospectus provides for the potential sale of ADSs of the Group with aggregate gross sales proceeds of up to $350,000 thousand (including the
$150,000 thousand covered by the equity distribution agreement prospectus) to grant additional flexibility to the Group in connection with its financing strategy. The specific terms of any securities to be offered pursuant to the base prospectus will be specified in one or more prospectus supplements to the base prospectus. As of the date of issuance of these financial statements, the Group has not utilized the ATM Program.
Note 3.2. For the nine-month period ended September 30, 2025
Share-based compensation plans – January-August 2025
In January 2025, the Group granted its independent Board members, as well as one of its Board Observers and Advisor, the right to subscribe up to 125,000 share warrants (BSA) in the aggregate, the vesting of which (if subscribed) is subject to a service condition of four years, by tranches of 25% each, vested on January 1 of each year.
In February, March, May and August 2025, the Group issued seven free-share compensation plans to certain of its officers and employees, representing a maximum of 6,276,727 shares in the aggregate, the vesting of which is subject to the following service condition: 50% of the AGAs vest at the end of a two-year period from the allocation date, 25% at the end of a three-year period from the allocation date and 25% at the end of a four-year period from the allocation date (with the exception of the 123,102 2025-2 AGAs, which vest at the end of a two-year period from the allocation date, and the 50,000 2025-5 AGAs , which vest only upon the achievement of milestones related to clinical studies). Moreover, the vesting of almost half of the 4,319,500 2025-1 AGAs is subject to the occurrence of a tender offer on the securities issued by the Group and resulting in a change of control of the Group before a certain date.
In April 2025, the Group granted to one of its Board members the right to subscribe up to 39,370 share warrants (BSA), the vesting of which is subject to a service condition of four years, by tranches of 25% each, vested on May 1 of each year. The BSAs were subscribed in May 2025.
The detailed terms and conditions of these plans are set forth in Note 14.
Change in management – April 2025
On April 22, 2025, the Group announced the appointment of Dominik Höchli, MD to the Board of Directors of Abivax, effective immediately.
Completion of enrollment for the Phase 3 ABTECT trials in patients with moderately to severely active UC - April 2025
On April 29, 2025, the Group announced the completion of enrollment for the Phase 3 ABTECT trials in patients with moderately to severely active UC.
Publication of positive Phase 3 results from both ABTECT 8-week induction trials investigating obefazimod, in moderate to severely active UC – July 2025
On July 22, 2025, the Group announced the results of the ABTECT-1 and ABTECT-2 induction trials in patients with moderately to severely active UC. ABTECT-1 and 2 are global, multicenter, randomized, double-blind, placebo-controlled trials assessing once-
daily oral administration of obefazimod at 25 mg or 50 mg doses in adult patients with moderately to severely active UC. Eligible participants had inadequate response, loss of response, or intolerance to conventional and/or advanced therapies.  ABTECT-1 and
ABTECT-2 were conducted simultaneously and have enrolled 1,275 patients from over 600 participating clinical trial sites in 36 countries with the intent to satisfy regulatory requirements globally. The ABTECT Program is one of the largest Phase 3 ulcerative colitis trials ever conducted and includes the largest population of patients with inadequate response to JAK inhibitor therapy.
Results from the ABTECT-1 and ABTECT-2 trials demonstrated that obefazimod met its FDA primary endpoint of clinical remission at Week 8 in the 50 mg once-daily dose regimens for both trials. Individually, ABTECT-1 showed a placebo-adjusted clinical remission rate of 19.3% (p<0.0001) and ABTECT-2 demonstrated 13.4% (p=0.0001), each at the 50 mg once-daily dose, with all key secondary efficacy endpoints being met.
The 25 mg once-daily dose of obefazimod achieved the FDA primary endpoint of clinical remission at Week 8 in ABTECT-1 demonstrating a placebo-adjusted remission rate of 21.4%. While the 25 mg dose did not achieve statistical significance for this endpoint in ABTECT-2, it achieved a pooled placebo-adjusted clinical response rate of 28.6%, indicating a strong signal for these patients to achieve clinical remission with extended treatment in the maintenance trial.
The safety profile of obefazimod remained consistent with prior clinical experience. No new safety signals were observed in either trial and the treatment was generally well tolerated across both dose groups.
The ABTECT Maintenance Trial (ABX464-107) is ongoing with top-line results expected to report out during the second quarter of
2026. Among the 1,275 patients randomized in the induction trials, 678 achieved clinical response and enrolled into part 1 of the maintenance trial. The ABTECT program is one of the largest Phase 3 ulcerative colitis trials ever conducted.
Following this announcement and that of its Offering completed on July 28, 2025 (see Completion of a public offering – July 2025 within this section), the Group’s share price increased significantly, from €6.64 as of June 30, 2025, to €57.00 as of July 28, 2025.
At the same time, the Group reassessed the probability of success (“POS”) of obtaining a future market authorization for obefazimod in UC, to reflect a reduced level of uncertainty following positive Phase 3 results.
The main financial effects of this event on the Group’s financial statements are the following:
•A significant increase in the carrying value of the royalty certificates, measured at amortized cost, reflecting an increase in the projected probability-weighted cash flows of the instrument, following the reassessment of the POS (see Note 15.6),
•Significant changes in the carrying value of the Group’s financial liabilities measured at fair value through profit or loss, i.e.
the Kreos / Claret BSA, the Kreos / Claret MRI and the Heights convertible notes (the latter as well as the Kreos / Claret BSA being converted into ordinary shares at the request of the noteholders in July and August 2025, see Conversion of the Heights
convertible notes, Kreos / Claret OCABSA and Kreos / Claret BSA – July-August 2025 below and Notes 15.1 and 15.2),
•Significant changes in the disclosure of the fair values of other financial instruments measured at amortized cost (i.e. the royalty certificates, the debt components of (i) the Kreos / Claret OCABSA (Tranche A, converted into shares in August
2025) and (ii) Tranche B and C bond loans; these fair value changes are not expected directly to impact the future financial position and net loss of the Group - see Note 15),
•A significant increase in provisions related to employer contributions on AGAs (the contribution being based on the vesting date share price - see Note 14).
Conversion of the Heights convertible notes, Kreos OCABSA and Kreos / Claret BSA – July-August 2025
On July 23 and July 30, 2025, the Group received notices from entities affiliated with Heights Capital Management, which hold amortizing senior convertible notes of the Group issued in August 2023 (the “Height convertible notes”), for the immediate conversion of respectively 150 and 200 convertible notes (corresponding to the entirety of the oustanding principal amount of €21.9 million) into
920,377 new ordinary shares of the Group at a conversion price of €23.7674 per ordinary share in accordance with the terms and conditions of the convertible notes.
On August 6, 2025, Kreos Capital VII (UK) Limited converted its portion of the Tranche A of the Kreos / Claret Financing (the Kreos
OCABSA), resulting in the issuance of 785,389 ordinary shares. In addition, on the same date Kreos Capital VII Aggregator SCSp exercised its share warrants (the tranche A-B BSA and tranche C BSA) resulting in the issuance of 319,251 ordinary shares of the
Group.
On August 28, 2025, Claret European Growth Capital Fund III SCSp exercised its share warrants (the tranche A-B BSA and tranche C
BSA) resulting in the issuance of 206,662 ordinary shares of the Group.
The impacts of these operations on the Group's financial statements are set forth in Note 15.1 and 15.2.
Completion of a public offering – July 2025
On July 28, 2025, the Group announced the completion of an underwritten public offering of 11,679,400 ADSs (the “Offering”) at a price of $64.00 per ADS (corresponding to €54.58 per ordinary share, based on the exchange rate of €1.00 = $1.1726 as published by the European Central Bank on July 23, 2025). The aggregate gross proceeds amounted to approximately $747.5 million, equivalent to approximately €637.5 million, before deduction of underwriting commissions and estimated expenses, and the net proceeds, after deducting underwriting commissions and estimated offering expenses, were approximately $700.3 million, equivalent to approximately €597.2 million. The net cash from the Offering of €608.1 million presented within the Unaudited Condensed Interim
Statements of Cash Flows also includes the effect of a net foreign exchange gain resulting from the favorable change in the euro to
U.S. dollar exchange rate between the closing of the Offering and the date of receipt of funds.
The Group believes that the net proceeds from the Offering, together with its current cash and cash equivalents, will allow it to finance its operations into the fourth quarter of 2027, allowing it to reach 12 months of expected cash runway following the planned NDA submission for UC, assuming positive results from its Phase 3 maintenance trial (see Note 2 above "Going concern").
Admission to the CAC Mid 60 and SBF 120 indices - September 2025
Following the annual review of the Euronext Paris indices on September 11, 2025, the Scientific Council of the Indices has decided to admit the Company to the CAC Mid 60 and SBF 120 indices. This decision took effect on Friday, September 19, 2025, after market close. The CAC Mid 60 and SBF 120 are key indices on the Euronext Paris exchange, representing mid-sized listed companies and a broader selection of 120 major securities, respectively.
Note 3.3. Subsequent events
Conversion of the Claret OCABSA - November 2025
On November 25, 2025, Claret European Growth Capital Fund III SCSp converted its portion of the Tranche A portion of the Kreos /
Claret Financing (the Claret OCABSA), resulting in the issuance of 392,695 ordinary shares of the Group. Following this conversion, the Group no longer holds any debt related to the Tranche A of the Kreos / Claret Financing.
Early redemption of the Kreos / Claret Tranches B and C bond loans - November 2025
On November 28, 2025, the Group notified the bondholders of its intention to prepay in full the outstanding balances of Tranches B and C of the Kreos / Claret Financing. The transaction is expected to be completed before December 31, 2025. Following this redemption, the Group would no longer hold any debt related to the entire Kreos / Claret Financing.